UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22524

Precidian ETFs Trust
(Exact name of registrant as specified in charter)

350 Main St., Suite 9
Bedminster, New Jersey 07921
(Address of principal executive offices) (Zip code)

Mark Criscitello
Precidian Funds LLC
350 Main St., Suite 9
Bedminster, New Jersey 07921
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

September 30, 2011

Semiannual
Report

MAXISSM Nikkei 225 Index Fund

Precidian ETFs Trust

1	Portfolio Summary
2	Schedule of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets

9	Financial Highlights
10	Notes to Financial Statements
17	Expense Example
18	Board Approval of Investment Advisory Agreement

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports and the SAI at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclaimer:

The Fund is not sponsored, endorsed, sold or promoted by Nikkei Inc. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Advisor is licensing, and then sub-licensing to the Trust, certain trademarks and trade names of Nikkei Inc. and of the Underlying Index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei Stock Average (the “NSA”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owing any liability to any other third party.

Precidian Funds LLC does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Precidian Funds LLC shall have no liability for any errors, omissions or interruptions therein. Precidian Funds LLC makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Precidian Funds LLC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall Precidian Funds LLC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
Semiannual Report
MAXISSM Nikkei 225 Index Fund —
Portfolio Summary (Unaudited)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2011

DESCRIPTION	FAST RETAILING CO., LTD.	FANUC CORP.	SOFTBANK CORP.	KYOCERA CORP.	KDDI CORP.
MARKET VALUE	$9,141,657	$7,076,780	$4,430,666	$4,273,512	$3,502,450
% OF NET ASSETS	6.4%	5.0%	3.1%	3.0%	2.5%

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2011*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	9.7%
Electronic Equipment, Instruments & Components	7.4
Pharmaceuticals	7.1
Specialty Retail	6.4
Wireless Telecommunication Services	5.7
Automobiles	4.9
Chemicals	4.7
Health Care Equipment & Supplies	3.0
Office Electronics	2.9
Trading Companies & Distributors	2.8
Real Estate Management & Development	2.7
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.4
Construction & Engineering	2.4
Commercial Services & Supplies	2.3
Software	2.3
Auto Components	2.1
Household Durables	1.9
Road & Rail	1.9
Building Products	1.8
Food & Staples Retailing	1.8
Personal Products	1.7
Metals & Mining	1.6
Beverages	1.5
Commercial Banks	1.4

INDUSTRY	PERCENT OF NET ASSETS
Leisure Equipment & Products	1.2%
Media	1.2
Insurance	1.2
Electrical Equipment	1.1
IT Services	1.1
Multiline Retail	1.0
Tobacco	0.8
Consumer Finance	0.7
Air Freight & Logistics	0.7
Oil, Gas & Consumable Fuels	0.6
Paper & Forest Products	0.6
Containers & Packaging	0.6
Computers & Peripherals	0.4
Capital Markets	0.4
Gas Utilities	0.4
Transportation Infrastructure	0.3
Marine	0.3
Industrial Conglomerates	0.3
Construction Materials	0.2
Diversified Telecommunication Services	0.2
Electric Utilities	0.2
Airlines	0.1
Hotels, Restaurants & Leisure	0.1
Textiles, Apparel & Luxury Goods	0.1
Internet Software & Services	0.1
Other Assets & Liabilities	1.1
TOTAL	100.0%
*	The Fund’s industry breakdown may change over time.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Common Stocks – 98.9%
Air Freight & Logistics – 0.7%
Yamato Holdings Co., Ltd.	50,400	$927,235
Airlines – 0.1%
All Nippon Airways Co., Ltd.	63,000	198,483
Auto Components – 2.1%
Bridgestone Corp.	50,400	1,157,900
Denso Corp.	50,400	1,640,793
Yokohama Rubber Co., Ltd./The	42,000	247,219
		3,045,912
Automobiles – 4.9%
Fuji Heavy Industries Ltd.	42,000	249,397
Honda Motor Co., Ltd.	98,700	2,941,932
Isuzu Motors Ltd.	63,000	274,446
Mazda Motor Corp.*	63,000	129,055
Mitsubishi Motors Corp.*	63,000	84,131
Nissan Motor Co., Ltd.	50,400	452,835
Suzuki Motor Corp.	50,400	1,125,228
Toyota Motor Corp.	50,400	1,756,453
		7,013,477
Beverages – 1.5%
Asahi Group Holdings Ltd.	50,400	1,077,527
Kirin Holdings Co., Ltd.	42,000	553,792
Sapporo Holdings Ltd.	42,000	157,915
Takara Holdings, Inc.	42,000	256,476
		2,045,710
Building Products – 1.8%
Asahi Glass Co., Ltd.	42,000	414,936
Daikin Industries Ltd.	50,400	1,461,097
Nippon Sheet Glass Co., Ltd.	63,000	142,940
Nitto Boseki Co., Ltd.	63,000	195,216
TOTO Ltd.	42,000	376,818
		2,591,007
Capital Markets – 0.4%
Daiwa Securities Group, Inc.	42,000	159,004
Matsui Securities Co., Ltd.	50,400	230,666
Nomura Holdings, Inc.	50,400	186,884
		576,554
Chemicals – 4.7%
Asahi Kasei Corp.	42,000	255,387
Denki Kagaku Kogyo KK	63,000	243,407
Kuraray Co., Ltd.	50,400	695,916
Mitsubishi Chemical Holdings Corp.	31,500	216,044
Mitsui Chemicals, Inc.	63,000	213,186
Nippon Kayaku Co., Ltd.	42,000	438,895
Nippon Soda Co., Ltd.	42,000	192,765

	Shares	Value
Common Stocks (continued)
Nissan Chemical Industries Ltd.	50,400	$477,666
Shin-Etsu Chemical Co., Ltd.	50,400	2,502,684
Showa Denko KK	63,000	125,788
Sumitomo Chemical Co., Ltd.	42,000	163,905
Teijin Ltd.	63,000	229,522
Tokai Carbon Co., Ltd.	42,000	211,824
Toray Industries, Inc.	42,000	297,861
Tosoh Corp.	63,000	200,117
Ube Industries Ltd./Japan	63,000	212,369
		6,677,336
Commercial Banks – 1.4%
Aozora Bank Ltd.	42,000	97,472
Bank of Yokohama Ltd./The	42,000	212,913
Chiba Bank Ltd./The	42,000	293,504
Fukuoka Financial Group, Inc.	42,000	178,063
Mitsubishi UFJ Financial Group, Inc.	50,400	231,319
Mizuho Financial Group, Inc.	50,400	74,492
Resona Holdings, Inc.	6,300	30,385
Shinsei Bank Ltd.	63,000	71,879
Shizuoka Bank Ltd./The	42,000	443,796
Sumitomo Mitsui Financial Group, Inc.	6,300	180,187
Sumitomo Mitsui Trust Holdings, Inc.	63,000	211,552
		2,025,562
Commercial Services & Supplies – 2.3%
Dai Nippon Printing Co., Ltd.	42,000	439,984
Secom Co., Ltd.	50,400	2,450,408
Toppan Printing Co., Ltd.	42,000	309,841
		3,200,233
Computers & Peripherals – 0.4%
Fujitsu Ltd.	42,000	200,933
NEC Corp.*	63,000	129,872
Toshiba Corp.	63,000	261,377
		592,182
Construction & Engineering – 2.4%
Chiyoda Corp.	42,000	416,569
COMSYS Holdings Corp.	50,400	503,804
JGC Corp.	63,000	1,571,529
Kajima Corp.	63,000	209,918
Obayashi Corp.	42,000	210,735
Shimizu Corp.	63,000	280,980
Taisei Corp.	63,000	175,613
		3,369,148
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	63,000	214,819
Taiheiyo Cement Corp.	63,000	116,803
		331,622

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Finance – 0.7%
Credit Saison Co., Ltd.	50,400	$986,044
Containers & Packaging – 0.6%
Toyo Seikan Kaisha Ltd.	50,400	776,943
Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	6,300	304,667
Electric Utilities – 0.2%
Chubu Electric Power Co., Inc.	6,300	119,417
Kansai Electric Power Co., Inc./The	6,300	110,105
Tokyo Electric Power Co., Inc./The	6,300	19,603
		249,125
Electrical Equipment – 1.1%
Fuji Electric Co., Ltd.	63,000	165,811
Fujikura Ltd.	42,000	139,946
Furukawa Electric Co., Ltd.	42,000	115,986
GS Yuasa Corp.	42,000	198,211
Mitsubishi Electric Corp.	42,000	378,452
Sumitomo Electric Industries Ltd.	50,400	599,206
		1,597,612
Electronic Equipment, Instruments & Components – 7.4%
Alps Electric Co., Ltd.	50,400	392,719
Citizen Holdings Co., Ltd.	50,400	255,496
FUJIFILM Holdings Corp.	50,400	1,185,998
Hitachi Ltd.	63,000	317,736
Kyocera Corp.	50,400	4,273,512
Mitsumi Electric Co., Ltd.	50,400	342,404
Nippon Electric Glass Co., Ltd.	84,000	775,418
Oki Electric Industry Co., Ltd.*	63,000	57,993
Taiyo Yuden Co., Ltd.	48,300	358,195
TDK Corp.	50,400	1,785,858
Yaskawa Electric Corp.	42,000	322,365
Yokogawa Electric Corp.*	50,400	483,547
		10,551,241
Food & Staples Retailing – 1.8%
Aeon Co., Ltd.	50,400	685,461
Seven & I Holdings Co., Ltd.	50,400	1,430,385
UNY Co., Ltd.	50,400	474,399
		2,590,245
Food Products – 2.4%
Ajinomoto Co., Inc.	42,000	500,972
Kikkoman Corp.	42,000	484,636
Maruha Nichiro Holdings, Inc.	63,000	124,971
MEIJI Holdings Co., Ltd.	6,300	300,992
Nichirei Corp.	63,000	293,232
Nippon Meat Packers, Inc.	63,000	827,422
Nippon Suisan Kaisha Ltd.	50,400	192,112

	Shares	Value
Common Stocks (continued)
Nisshin Seifun Group, Inc.	52,500	$692,241
		3,416,578
Gas Utilities – 0.4%
Osaka Gas Co., Ltd.	63,000	263,011
Tokyo Gas Co., Ltd.	63,000	294,865
		557,876
Health Care Equipment & Supplies – 3.0%
Olympus Corp.	50,400	1,579,370
Terumo Corp.	50,400	2,656,243
		4,235,613
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.*	63,000	145,391
Household Durables – 1.9%
Casio Computer Co., Ltd.	50,400	323,454
Panasonic Corp.	50,400	492,695
Pioneer Corp.*	50,400	214,983
Sekisui House Ltd.	42,000	400,233
Sharp Corp./Japan	42,000	357,215
Sony Corp.	50,400	984,738
		2,773,318
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	42,000	370,828
Insurance – 1.2%
Dai-ichi Life Insurance Co., Ltd./The	63	66,324
MS&AD Insurance Group Holdings	14,700	323,236
NKSJ Holdings, Inc.	10,500	235,103
Sony Financial Holdings, Inc.	21,000	325,088
T&D Holdings, Inc.	10,500	100,331
Tokio Marine Holdings, Inc.	25,200	648,214
		1,698,296
Internet Software & Services – 0.1%
Yahoo Japan Corp.	210	66,025
IT Services – 1.1%
NTT Data Corp.	504	1,577,410
Leisure Equipment & Products – 1.2%
Nikon Corp.	50,400	1,204,294
Yamaha Corp.	50,400	553,466
		1,757,760
Machinery – 9.7%
Amada Co., Ltd.	42,000	279,347
Ebara Corp.	42,000	168,806
FANUC Corp.	50,400	7,076,780
Furukawa Co., Ltd.*	63,000	62,077

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
Hino Motors Ltd.	42,000	$253,753
Hitachi Construction Machinery Co., Ltd.	50,400	857,316
Hitachi Zosen Corp.	52,500	78,958
IHI Corp.	63,000	141,307
Japan Steel Works Ltd./The	63,000	382,264
JTEKT Corp.	50,400	612,275
Kawasaki Heavy Industries Ltd.	63,000	163,361
Komatsu Ltd.	50,400	1,110,198
Kubota Corp.	42,000	342,513
Meidensha Corp.	42,000	159,004
Minebea Co., Ltd.	42,000	143,213
Mitsubishi Heavy Industries Ltd.	63,000	268,728
Mitsui Engineering & Shipbuilding Co., Ltd.	63,000	107,001
NGK Insulators Ltd.	42,000	643,096
NSK Ltd.	42,000	313,652
NTN Corp.	42,000	200,389
OKUMA Corp.	42,000	259,743
Sumitomo Heavy Industries Ltd.	42,000	219,448
		13,843,229
Marine – 0.3%
Kawasaki Kisen Kaisha Ltd.	42,000	88,759
Mitsui OSK Lines Ltd.	42,000	163,361
Nippon Yusen KK	63,000	172,345
		424,465
Media – 1.2%
Dentsu, Inc.	50,400	1,616,615
SKY Perfect JSAT Holdings, Inc.	42	22,054
Toho Co., Ltd./Tokyo	6,300	111,004
		1,749,673
Metals & Mining – 1.6%
Dowa Holdings Co., Ltd.	42,000	236,873
JFE Holdings, Inc.	6,300	128,810
Kobe Steel Ltd.	63,000	107,001
Mitsubishi Materials Corp.	63,000	156,009
Mitsui Mining & Smelting Co., Ltd.	63,000	164,994
Nippon Light Metal Co., Ltd.	63,000	105,368
Nippon Steel Corp.	63,000	182,964
Nisshin Steel Co., Ltd.	63,000	114,352
Pacific Metals Co., Ltd.	42,000	245,041
Sumitomo Metal Industries Ltd.	63,000	132,322
Sumitomo Metal Mining Co., Ltd.	42,000	564,683
Toho Zinc Co., Ltd.	42,000	159,004
		2,297,421
Multiline Retail – 1.0%
Isetan Mitsukoshi Holdings Ltd.	50,400	515,566

	Shares	Value
Common Stocks (continued)
J Front Retailing Co., Ltd.	42,000	$202,023
Marui Group Co., Ltd.	50,400	384,877
Takashimaya Co., Ltd.	42,000	309,296
		1,411,762
Office Electronics – 2.9%
Canon, Inc.	73,500	3,382,925
Konica Minolta Holdings, Inc.	52,500	364,158
Ricoh Co., Ltd.	42,000	356,126
		4,103,209
Oil, Gas & Consumable Fuels – 0.6%
Inpex Corp.	42	263,555
JX Holdings, Inc.	50,400	287,515
Showa Shell Sekiyu KK	50,400	363,967
		915,037
Paper & Forest Products – 0.6%
Hokuetsu Kishu Paper Co., Ltd.	52,500	380,493
Mitsubishi Paper Mills Ltd.*	63,000	62,077
Nippon Paper Group, Inc.	6,300	168,915
OJI Paper Co., Ltd.	42,000	232,517
		844,002
Personal Products – 1.7%
Kao Corp.	50,400	1,414,049
Shiseido Co., Ltd.	50,400	984,737
		2,398,786
Pharmaceuticals – 7.1%
Astellas Pharma, Inc.	50,400	1,921,774
Chugai Pharmaceutical Co., Ltd.	50,400	861,890
Daiichi Sankyo Co., Ltd.	50,400	1,058,576
Dainippon Sumitomo Pharma Co., Ltd.	50,400	560,000
Eisai Co., Ltd.	50,400	2,042,007
Kyowa Hakko Kirin Co., Ltd.	42,000	472,657
Shionogi & Co., Ltd.	50,400	753,419
Takeda Pharmaceutical Co., Ltd.	50,400	2,404,667
		10,074,990
Real Estate Management & Development – 2.7%
Daiwa House Industry Co., Ltd.	42,000	546,713
Heiwa Real Estate Co., Ltd.	52,500	113,672
Mitsubishi Estate Co., Ltd.	42,000	690,471
Mitsui Fudosan Co., Ltd.	63,000	1,015,286
Sumitomo Realty & Development Co., Ltd.	63,000	1,230,923
Tokyo Tatemono Co., Ltd.	42,000	129,599
Tokyu Land Corp.	42,000	153,014
		3,879,678

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

	Shares	Value
Common Stocks (continued)
Road & Rail – 1.9%
Central Japan Railway Co.	42	$368,650
East Japan Railway Co.	4,200	256,476
Keio Corp.	42,000	302,762
Keisei Electric Railway Co., Ltd.	42,000	287,515
Nippon Express Co., Ltd.	63,000	271,179
Odakyu Electric Railway Co., Ltd.	42,000	401,866
Tobu Railway Co., Ltd.	42,000	199,300
Tokyu Corp.	63,000	318,553
West Japan Railway Co.	6,300	271,179
		2,677,480
Semiconductors & Semiconductor Equipment – 2.6%
Advantest Corp.	98,700	1,085,150
Dainippon Screen Manufacturing Co., Ltd.	42,000	262,466
Sumco Corp.*	6,300	59,953
Tokyo Electron Ltd.	50,400	2,326,254
		3,733,823
Software – 2.3%
Konami Corp.	50,400	1,711,365
Trend Micro, Inc.	50,400	1,594,399
		3,305,764
Specialty Retail – 6.4%
Fast Retailing Co., Ltd.	50,400	9,141,657
Textiles, Apparel & Luxury Goods – 0.1%
Toyobo Co., Ltd.	63,000	93,115
Unitika Ltd.*	63,000	37,573
		130,688
Tobacco – 0.8%
Japan Tobacco, Inc.	252	1,187,631

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors – 2.8%
ITOCHU Corp.	50,400	$488,775
Marubeni Corp.	42,000	239,051
Mitsubishi Corp.	50,400	1,040,279
Mitsui & Co., Ltd.	50,400	741,004
Sojitz Corp.	4,200	7,787
Sumitomo Corp.	50,400	631,879
Toyota Tsusho Corp.	50,400	876,266
		4,025,041
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.	42,000	459,043
Wireless Telecommunication Services – 5.7%
KDDI Corp.	504	3,502,450
NTT DoCoMo, Inc.	63	115,741
Softbank Corp.	149,100	4,430,666
		8,048,857
Total Common Stocks (Cost $153,536,573)		140,901,669
Total Investment Securities (Cost $153,536,573) – 98.9%		140,901,669
Other assets less liabilities – 1.1%		1,555,897
Net Assets – 100.0%		$142,457,566
*	Non-income producing security.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,288,933
Aggregate gross unrealized depreciation	(14,923,837)
Net unrealized depreciation	$(12,634,904)
Federal income tax cost of investments	$153,536,573

Futures Contracts Purchased

MAXISSM Nikkei 225 Index Fund had the following open long futures contracts as of September 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX Mini Nikkei 225 Futures Contracts	26	12/08/11	$1,462,142	$11,745

Cash collateral in the amount of $164,038 was pledged to cover margin requirements for open futures contracts as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Assets and Liabilities
September 30, 2011 (Unaudited)

MAXISSM Nikkei 225 Index Fund
ASSETS:
Securities, at cost	$153,536,573
Securities, at value	140,901,669
Cash	40,554
Foreign cash (Cost $331,886)	332,507
Due from broker (Note 2)	164,038
Dividends and interest receivable	1,097,716
Unrealized Appreciation on futures contracts	11,745
Total Assets	142,548,229
LIABILITIES:
Accrued management fees	54,688
Accrued trustee fees	11,475
Payable for capital shares purchased	24,500
Total Liabilities	90,663
Net Assets	$142,457,566
NET ASSETS CONSIST OF:
Paid-in capital	$153,999,606
Undistributed net investment income	971,316
Undistributed net realized gain (loss) from investments, futures, and foreign currency transactions	116,879
Net unrealized appreciation (depreciation) on:
Investments	(12,634,904)
Futures contracts	11,745
Foreign currency and foreign currency translations	(7,076)
Net Assets	$142,457,566
Shares Outstanding (unlimited shares authorized, no par value)	10,506,667
Net Asset Value	$13.56

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Operations
For the period from July 8, 2011* through September 30, 2011 (Unaudited)

MAXISSM Nikkei 225 Index Fund
INVESTMENT INCOME:
Dividends	$1,178,875
Foreign withholding tax on dividends	(69,939)
Total Investment Income	1,108,936
EXPENSES:
Management fees (Note 4)	126,145
Trustee fees	11,475
Total Expenses	137,620
Net Investment Income	971,316
NET REALIZED GAIN (LOSS) ON:
Investments	(41,050)
In-kind transactions (Note 7)	389,297
Futures contracts	(294,743)
Foreign currency and foreign currency translations	63,375
Net Realized Gain (Loss)	116,879
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(12,634,904)
Futures contracts	11,745
Foreign currency and foreign currency translations	(7,076)
Net Change in Unrealized Appreciation (Depreciation)	(12,630,235)
Net Realized and Unrealized Gain (Loss)	(12,513,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,542,040)
*	Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Changes in Net Assets
For the period from July 8, 2011* through September 30, 2011 (Unaudited)

MAXISSM Nikkei 225 Index Fund
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$971,316
Net realized gain (loss)	116,879
Net change in unrealized appreciation (depreciation)	(12,630,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,542,040)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	167,421,252
Cost of shares redeemed	(13,521,646)
Net Increase in Net Assets Resulting from Capital Transactions	153,899,606
Total increase in net assets	142,357,566
NET ASSETS:
Beginning of Period	$100,000
End of Period	$142,457,566
Undistributed net investment income included in end of period net assets	$971,316
SHARE TRANSACTIONS:
Beginning of period	6,667
Issued in-kind (Note 7)	11,500,000
Redeemed in-kind (Note 7)	(1,000,000)
Shares Outstanding, End of Period	10,506,667
*	Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Financial Highlights

	MAXISSM Nikkei 225 Index Fund
	July 8, 2011* through September 30, 2011 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.00
Investment Operations:
Net investment income	0.12	(a)
Net realized and unrealized gain (loss) on investments	(1.56)
Total investment operations	(1.44)
Net asset value, end of period	$13.56
Total Return:
Net asset value(c)	(9.60	)%(b)
Market value(d)	(11.17	)%(b)
Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 10)	0.55	%(e)
Ratio of net investment income
to average net assets	3.89	%(e)
Net assets, end of period (in thousands)	$142,458
Portfolio turnover rate(f)	—	%(b)(g)
*	Commencement of investment operations
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Euronext Exchange. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	In-kind transactions are not included in portfolio turnover calculations.
(g)	Less than 0.5%.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Notes to Financial Statements
September 30, 2011 (Unaudited)

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2011, for the Fund based upon the three levels defined above:

	Level 1 – Quoted Prices		Total
	Common Stocks	Futures Contracts	Common Stocks	Futures Contracts
MAXISSM Nikkei 225 Index Fund	$140,901,669	$11,745	$140,901,669	$11,745

For the period ended September 30, 2011, there were no Level 2 and Level 3 portfolio investments for which other significant observable inputs or significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1 and Level 2 for the period ending September 30, 2011.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund had average outstanding futures contracts of $1,614,725 for the period ended September 30, 2011.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

Fair Value of Derivative Instruments as of September 30, 2011
Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Fund	Unrealized Appreciation	Statement of Assets and Liabilities Location	Fund	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized Appreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$11,745	Unrealized Depreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$—

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	MAXISSM Nikkei 225 Index Fund	$(294,743)	$11,745

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. Net investment income and net capital gains are typically distributed to shareholders at least annually. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of September 30, 2011, management of the Fund has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof.

3.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment of Rule 12b-1 fees prior to June 30, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

5.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles of a specified number of shares. These bundles are known as creation units (“Creation Units”). For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Fund may not issue fractional Creation Units.

To purchase or redeem a Creation Unit, you must be an authorized participant (“Authorized Participant”) or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. Because Creation Units cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual shares in the secondary market.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer.

When you buy or sell shares in the secondary market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of shares you must buy in the

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

secondary market. In addition, because transactions in the secondary market occur at market prices, you may pay more than net asset value when you buy shares and receive less than net asset value when you sell those shares.

6.  Investment Transactions

For the period ended September 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
MAXISSM Nikkei 225 Index Fund	$2,494,084	$340,854

7.  In-Kind Transactions

During the period presented in this report, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the period ended September 30, 2011, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
MAXISSM Nikkei 225 Index Fund	$13,271,300	$389,297

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended September 30, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair value
MAXISSM Nikkei 225 Index Fund	$164,306,394

8.  Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan.  The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Precidian ETFs Trust
Notes to Financial Statements (continued)
September 30, 2011 (Unaudited)

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

9.  Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Advisor is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

10.  Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

On November 8, 2011, the Board of Trustees approved an expense limitation agreement. The Advisor has contractually agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating expenses (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund. This expense limitation was approved on a retroactive basis to the commencement of operations, July 8,2011, through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Precidian ETFs Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, September 30, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, September 30, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

MAXISSM Nikkei 225 Index Fund(a)	Annualized Expense Ratio During Period	Beginning Account Value	Ending Account Value 09/30/11	Expenses Paid During the Period
Actual	0.55%	$1,000.00	$904.00	$1.20
Hypothetical	0.55%	$1,000.00	$1,022.25	$2.78*
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half period).
(a)	The Fund commenced operations on July 8, 2011. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 84 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

Precidian ETFs Trust
Board Approval of Investment Advisory Agreement (Unaudited)

The Board, including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Board requested from the Advisor information that the Board believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on May 5, 2011 (the “Meeting”), the Board discussed issues pertaining to the proposed approval of the Investment Advisory Agreement with representatives from the Advisor and with legal counsel, including a separate consultation between the Independent Trustees and legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement. The Trustees reviewed the contract approval materials provided by the Advisor, including, but not limited to (1) an organizational overview of the Advisor and biographies of the personnel providing services to the Fund, (2) a copy of the Investment Advisory Agreement, (3) the Form ADV of the Advisor, and (4) exchange-traded fund and mutual fund industry fee comparison data.

In view of the broad scope and variety of factors and information reviewed by the Board, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, considered the following:

•	Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the investment selection process to be employed by Precidian Funds LLC. The Board also considered the Advisor’s personnel and their prior experience in connection with the proposed investment activities of the Fund. In addition, the Board considered the other terms and conditions of the Advisory Agreement. The Board concluded that the substantive terms of the Advisory Agreement, including the services to be provided, are generally the same as those of comparable investment companies described in the comparative fee analysis in the Materials. In addition, the Board considered the fact that the Trust has the ability to terminate the Advisory Agreement without penalty upon 60 days’ written notice to the Advisor.
•	Investment Performance. Although the Fund had not yet commenced operation, the Board believes that, based on the experience of the Advisor’s professionals, the Advisor can address the investment objectives of the Fund and that the Fund’s investment performance could be comparable to that of similar series of ETFs.
•	Costs of the Services Provided to the Fund and the Profits Realized by the Advisor. The Board considered comparative data based on publicly available information with respect to services rendered and the advisory fees of other ETFs with similar investment objectives and the projected operating expenses and expense ratio of the Fund compared to other ETFs with similar investment objectives. Based upon its review, the Board believes that the fees to be paid under the Advisory Agreement would be generally comparable to those payable under agreements of comparable investment companies described in the market data then available and that the revenues generated by the Advisor through the advisory fees would permit the Advisor to be profitable going forward.

Precidian ETFs Trust
Board Approval of Investment Advisory Agreement (Unaudited) (continued)

•	Economies of Scale. The Board considered information about the potential of shareholders to experience economies of scale as the Fund grows in size. The Board considered that because there are no break points in advisory fees, any benefits resulting from the growth in the Fund assets where the Fund’s fixed costs did not increase proportionately, would not inure to the benefit of the shareholders in a substantial matter.
•	Additional Benefits Derived by the Advisor. The Board believes that there is limited potential for additional benefits, such as soft dollar arrangements with brokers, to be derived by the Advisor and its affiliates as a result of the Trust’s relationship with the Advisor.

The Board gave substantial consideration to the fees payable under the Investment Advisory Agreement. In this connection, the Board evaluated the Advisor’s anticipated costs and profitability in serving as investment adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund. The Board also examined the fees to be paid by the Fund in light of fees paid to other investment managers by comparable funds and the method of computing the Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by the Advisor, the Board concluded that the level of the fees paid to the Advisor with respect to the Fund is fair and reasonable.

At the Meeting, based on its conclusions, and with the assistance of counsel, the Board including the Independent Trustees determined that the proposed agreement with the Advisor was fair and reasonable. Accordingly, the Board voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXISsm Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurredduring the Registrant’s second fiscal half year covered by this report that have materially affected, orare reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
November 28, 2011

By:	/s/ Brent Arvidson
Brent Arvidson
Treasurer and Principal Financial Officer
November 28, 2011